Staff numbers and costs (Tables)	12 Months Ended
Mar. 31, 2026
Staff numbers and costs
Schedule of average weekly number of staff

The average weekly number of staff, including the Executive Director, during the year, analyzed by category, was as follows:

	Year ended
	March 31,
	2026	2025	2024
Operations	25,716	25,577	23,214
Sales, management and support	1,676	1,499	1,284
Average	27,392	27,076	24,498

Schedule of aggregate payroll costs

The aggregate payroll costs of these persons were as follows:	Year ended
	March 31,
	2026	2025	2024
	€M	€M	€M
Staff and related costs	1,609.2	1,537.1	1,335.4
Social welfare costs	210.9	182.7	156.1
Other pension costs	21.4	18.5	12.4
Share based payments	15.0	12.8	(3.9)
	1,856.5	1,751.1	1,500.0